SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 29, 2012		Dec. 31, 2011		Dec. 25, 2010
PRINCIPLES OF CONSOLIDATION [Abstract]
Requisite ownership to consolidate (in hundredths)	50.00%								50.00%
FISCAL YEAR [Abstract]
Weeks in fiscal year									52		53		52
CASH AND CASH EQUIVALENTS [Abstract]
Cash equivalents liquidity period	3 months								3 months
Cash equivalents	$ 0				$ 5,400,000				$ 0		$ 5,400,000
Amounts held in escrow for purchase of operating assets of Custom Caseworks, Inc.	6,300,000								6,300,000
Amount required to be held for loss funding	500,000				700,000				500,000		700,000
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for possible losses on accounts receivable, Beginning Balance				2,053,000				2,611,000	2,053,000		2,611,000		2,897,000
Allowance for possible losses on accounts receivable, Additions Charged to Costs and Expenses									16,687,000		18,144,000		14,967,000
Allowance for possible losses on accounts receivable, Deductions									(16,190,000)	[1]	(18,702,000)	[1]	(15,253,000)	[1]
Allowance for possible losses on accounts receivable, Ending Balance	2,550,000				2,053,000				2,550,000		2,053,000		2,611,000
Notes Receivable and Allowances [Abstract]
Current portion of notes receivable	200,000				1,100,000				200,000		1,100,000
Notes receivable long term portion	7,700,000				9,600,000				7,700,000		9,600,000
Allowance for Notes Receivable [Roll Forward]
Allowance for possible losses on accounts receivable, Beginning Balance				0					0
Allowance for possible losses on notes receivable, Additions									3,226,000
Allowance for possible losses on notes receivable, Deductions									0
Allowance for possible losses on accounts receivable, Ending Balance	3,226,000				0				3,226,000		0
Percentage of Completion Account Balances [Abstract]
Costs and Earnings in Excess of Billings	4,981,000				3,670,000				4,981,000		3,670,000
Billings in Excess of Cost and Earnings	2,020,000				2,668,000				2,020,000		2,668,000
Numerator [Abstract]
Net earnings attributable to controlling interest	(1,927,000)	4,198,000	17,509,000	4,155,000	(1,674,000)	5,616,000	4,277,000	(3,670,000)	23,934,000		4,549,000		17,411,000
Adjustment for earnings allocated to non-vested restricted common stock									(210,000)		(38,000)		(6,000)
Net earnings for calculating EPS									$ 23,724,000		$ 4,511,000		$ 17,405,000
Denominator [Abstract]
Weighted average shares outstanding (in shares)									19,800,000		19,572,000		19,452,000
Adjustment for non-vested restricted common stock									(173,000)		(165,000)		(220,000)
Shares for calculating basic EPS									19,627,000		19,407,000		19,232,000
Effect of Dilutive Securities, Options (in shares)									6,000		126,000		244,000
Shares for calculating diluted EPS (in shares)									19,633,000		19,533,000		19,476,000
Net earnings per share [Abstract]
Basic (in dollars per share)	$ (0.10)	$ 0.21	$ 0.88	$ 0.21	$ (0.09)	$ 0.29	$ 0.22	$ (0.19)	$ 1.21		$ 0.23		$ 0.91
Diluted (in dollars per share)	$ (0.10)	$ 0.21	$ 0.88	$ 0.21	$ (0.09)	$ 0.29	$ 0.22	$ (0.19)	$ 1.21		$ 0.23		$ 0.89
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options excluded from computation of diluted EPS (in shares)									0		105,000		10,000
Land Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life									5 years
Land Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life									15 years
Building and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life									15 years
Building and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life									31 years 6 months
Machinery, Equipment and Office Furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life									3 years
Machinery, Equipment and Office Furniture [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life									10 years

[1]	Includes accounts charged off, discounts given to customers and actual customer returns and allowances.